Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary Of Loss Per Share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the years ended December 31, 2023, 2022, and 2021:

	2023	2022	2021
Loss attributable to ordinary equity holders of the Company (in €‘000)	(109,898)	(304,778)	(319,672)
Weighted average number of ordinary shares outstanding	268,217,951	251,434,593	190,270,210
Basic and diluted loss per share (in €)	(0.41)	(1.21)	(1.68)